Acquisitions - Narrative (Details) shares in Millions, $ in Millions				1 Months Ended	12 Months Ended
	Nov. 03, 2021 USD ($) shares	Mar. 05, 2021 USD ($) shares	Jan. 19, 2021 USD ($) shares	Jan. 31, 2021 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Business Acquisition [Line Items]
Recapitalization exchange ratio	2.1708
Stock Issued During Period, Shares, New Issues | shares	100
Consideration received from sale of stock	$ 1,000
Payments for repurchase of common stock	755
Proceeds from reverse recapitalization transaction	1,223
Proceeds from PIPE transaction	1,000
Cash acquired through reverse recapitalization from initial public offering	223
Payments for reverse recapitalization transaction	49
Payments of reverse recapitalization transaction costs	41
Reduction to APIC for transaction costs	36
Reverse recapitalization, transaction costs	5
Proceeds from the Merger, net of transaction costs	$ 1,134				$ 0	$ 1,134	$ 0
Contract for Financial Advisory Services with Related Party
Business Acquisition [Line Items]
Payments to related party for advisory fees				$ 10
Expenses from related party transactions						8
Advisory fees recognized as a reduction to redeemable convertible preferred stock for issuance costs						2
ATG
Business Acquisition [Line Items]
Percentage of voting interests acquired			100.00%
Consideration transferred			$ 1,916
Non-cash compensation expense						8
ATG | Selling, General and Administrative Expenses
Business Acquisition [Line Items]
Transaction related costs						$ 15
ATG | Series U-1 Preferred Stock
Business Acquisition [Line Items]
Consideration transferred ( in shares) | shares			110
ATG | Common stock
Business Acquisition [Line Items]
Consideration transferred ( in shares) | shares			252
OURS Technology, Inc.
Business Acquisition [Line Items]
Percentage of voting interests acquired		100.00%
Consideration transferred		$ 41
Stock options assumed		4
Stock options assumed, allocated to purchase price		2
OURS Technology, Inc. | Operating Expense
Business Acquisition [Line Items]
Stock options assumed		$ 2
OURS Technology, Inc. | Common stock
Business Acquisition [Line Items]
Consideration transferred ( in shares) | shares		6
Aurora Common Stock Merger
Business Acquisition [Line Items]
Redemption of shares (in shares) | shares	76
Sponsor Shares
Business Acquisition [Line Items]
Earnout shares (in shares) | shares	7
Sponsor Shares Subject to Time-Based Lock-Up Provision
Business Acquisition [Line Items]
Earnout shares (in shares) | shares	2
Sponsor Shares Subject To Price Based vesting
Business Acquisition [Line Items]
Earnout shares (in shares) | shares	5
Legacy Aurora Options
Business Acquisition [Line Items]
Options converted (in shares) | shares	38
Stock Options
Business Acquisition [Line Items]
Options converted (in shares) | shares	82
Legacy Aurora Restricted Stock Units
Business Acquisition [Line Items]
Equity instruments other than options converted (in shares) | shares	16
RSUs
Business Acquisition [Line Items]
Equity instruments other than options converted (in shares) | shares	35
Legacy Aurora Preferred Stock
Business Acquisition [Line Items]
Shares converted (in shares) | shares	205
Legacy Aurora Common Stock
Business Acquisition [Line Items]
Shares converted (in shares) | shares	458
Aurora Common Stock
Business Acquisition [Line Items]
Shares converted (in shares) | shares	995